Putnam Investments
One Post Office Square
Boston, MA 02109
June 30, 2010

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

RE:	Re: Putnam Investment Funds (Reg. No. (33-56339) (811-07237)), on behalf of Putnam Mid Cap
Value Fund
Post-Effective Amendment No. 100 to Registration Statement on Form N-1A

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Commission. The Amendment is marked to show changes from the Prospectus and Statement of Additional Information dated August 30, 2009, filed with the Commission on August 27, 2009. The Amendment is expected to become effective on August 30, 2010.

The Summary Section of the prospectus has been revised to comply with the amendments to Form N-1A that took effect on March 31, 2009. The prospectus and statement of additional information also reflect a change in the fund’s name and investment strategy, effective September 1, 2010, and other changes that Putnam plans to incorporate in the prospectuses and SAIs of Putnam funds as they are updated.

Any comments or questions on this filing may be directed to Carlo N. Forcione at 1-800-225-2465, Ext. 11224, or to the undersigned at 1-800-225-2465, Ext. 11060.

Very truly yours,

/s/ Jeffrey M. Jensen
Jeffrey M. Jensen
Legal Product Specialist

cc:	Philip Romohr, Esq.
Ropes & Gray LLP